Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of credit risk exposure [abstract]
Disclosure of maximum exposure and effects of collateral and other credit enhancements

Maximum exposure and effect of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set- off	Cash collateral	Non-cash collateral	Risk transfer	Exposure net of risk mitigation
Barclays Bank Group
As at 31 December 2025	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	208,544	—	—	—	—	208,544
Cash collateral and settlement balances	124,519	—	—	—	—	124,519
Loans and advances at amortised cost:
Retail mortgages	4,952	—	(11)	(4,921)	(6)	14
Retail credit cards	20,527	—	—	—	—	20,527
Retail other	4,128	—	(1,064)	(2,617)	(43)	404
Corporate loans	121,179	(2,977)	(1,424)	(64,584)	(4,844)	47,350
Total loans and advances at amortised cost	150,786	(2,977)	(2,499)	(72,122)	(4,893)	68,295
Of which credit-impaired (Stage 3):
Retail mortgages	151	—	—	(151)	—	—
Retail credit cards	381	—	—	—	—	381
Retail other	87	—	—	(84)	—	3
Corporate loans	1,770	—	(22)	(1,003)	(247)	498
Total credit-impaired loans and advances at amortised cost	2,389	—	(22)	(1,238)	(247)	882
Debt securities at amortised cost	55,153	—	—	(136)	—	55,017
Reverse repurchase agreements and other similar secured lending	17,662	—	—	(17,662)	—	—
Trading portfolio assets:
Debt securities	94,040	—	—	(639)	—	93,401
Traded loans	12,249	—	—	(4,907)	—	7,342
Total trading portfolio assets	106,289	—	—	(5,546)	—	100,743
Financial assets at fair value through the income statement:
Loans and advances	46,885	—	(17)	(42,290)	—	4,578
Debt securities	3,121	—	—	(359)	—	2,762
Reverse repurchase agreements	132,600	—	(1,433)	(130,807)	—	360
Other financial assets	60	—	—	—	—	60
Total financial assets at fair value through the income statement	182,666	—	(1,450)	(173,456)	—	7,760
Derivative financial instruments	252,192	(194,772)	(29,930)	(12,646)	(4,121)	10,723
Financial assets at fair value through other comprehensive income	42,818	—	—	(2,390)	—	40,428
Other assets	624	—	(1)	—	—	623
Assets held for sale	5,801	—	—	—	—	5,801
Total on-balance sheet	1,147,054	(197,749)	(33,880)	(283,958)	(9,014)	622,453

Off-balance sheet:
Contingent liabilities	26,633	—	(1,768)	(768)	(194)	23,903
Loan commitments	355,388	—	(491)	(49,265)	(2,376)	303,256
Total off-balance sheet	382,021	—	(2,259)	(50,033)	(2,570)	327,159

Total	1,529,075	(197,749)	(36,139)	(333,991)	(11,584)	949,612
The above table excludes any credit risk mitigation that does not impact the expected credit loss for financial assets measured at amortised cost. Off-balance sheet exposures are shown gross of provisions of £398m (2024: £420m), see Note
23 for further details. In addition to the above, Barclays Bank Group holds forward starting reverse repos amounting to
£81.5bn (2024: £108.6bn) which are fully collateralised. Corporate loans at amortised cost include £0.1bn (2024: £0.2bn) of
CBILs and CLBILs supported by UK government guarantees of £0.1bn (2024: £0.1bn) which are included within the Risk transfer column in the table. Reported off-balance sheet loan commitments also include exposures relating to financial assets classified as assets held for sale.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set- off	Cash collateral	Non-cash collateral	Risk transfer	Exposure net of risk mitigation
Barclays Bank Group
As at 31 December 2024	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	180,365	—	—	—	—	180,365
Cash collateral and settlement balances	113,987	—	—	—	—	113,987
Loans and advances at amortised cost:
Retail mortgages	4,956	—	(22)	(4,922)	—	12
Retail credit cards	19,749	—	—	—	—	19,749
Retail other	3,918	—	(1,106)	(2,441)	(33)	338
Corporate loans	116,204	(3,006)	(1,104)	(57,458)	(4,536)	50,100
Total loans and advances at amortised cost	144,827	(3,006)	(2,232)	(64,821)	(4,569)	70,199
Of which credit-impaired (Stage 3):
Retail mortgages	278	—	—	(277)	—	1
Retail credit cards	308	—	—	—	—	308
Retail other	191	—	(21)	(162)	—	8
Corporate loans	1,261	—	(32)	(383)	(87)	759
Total credit-impaired loans and advances at amortised cost	2,038	—	(53)	(822)	(87)	1,076
Debt securities at amortised cost	50,227	—	—	(583)	(40)	49,604
Reverse repurchase agreements and other similar secured lending	3,393	—	—	(3,393)	—	—
Trading portfolio assets:
Debt securities	77,805	—	—	(657)	—	77,148
Traded loans	13,470	—	—	(878)	—	12,592
Total trading portfolio assets	91,275	—	—	(1,535)	—	89,740
Financial assets at fair value through the income statement:
Loans and advances	44,182	—	(17)	(40,401)	—	3,764
Debt securities	2,931	—	—	(182)	—	2,749
Reverse repurchase agreements	141,791	—	(2,429)	(138,924)	—	438
Other financial assets	85	—	—	—	—	85
Total financial assets at fair value through the income statement	188,989	—	(2,446)	(179,507)	—	7,036
Derivative financial instruments	292,356	(230,260)	(28,953)	(12,633)	(5,284)	15,226
Financial assets at fair value through other comprehensive income	51,010	—	—	(1,104)	(102)	49,804
Other assets	665	—	(1)	—	—	664
Assets held for sale	9,544	—	—	—	—	9,544
Total on-balance sheet	1,126,638	(233,266)	(33,632)	(263,576)	(9,995)	586,169

Off-balance sheet:
Contingent liabilities	26,565	—	(2,664)	(441)	(248)	23,212
Loan commitments	353,777	—	(550)	(51,812)	(1,840)	299,575
Total off-balance sheet	380,342	—	(3,214)	(52,253)	(2,088)	322,787
	—	—	—	—	—	—
Total	1,506,980	(233,266)	(36,846)	(315,829)	(12,083)	908,956

Disclosure of loans and advances at amortised cost by product

Barclays Bank Group (audited)		Stage 2
As at 31 December 2025	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	4,674	34	1	101	136	175	4,985
Retail credit cards	18,801	2,022	238	276	2,536	1,776	23,113
Retail other	3,788	80	123	62	265	107	4,160
Corporate loans	111,629	7,941	60	155	8,156	2,360	122,145
Total loans and advances at amortised cost	138,892	10,077	422	594	11,093	4,418	154,403
Debt securities at amortised cost	54,801	371	—	—	371	—	55,172
Total loans and advances at amortised cost including debt securities	193,693	10,448	422	594	11,464	4,418	209,575

Impairment allowance
Retail mortgages	9	—	—	—	—	24	33
Retail credit cards	395	508	105	183	796	1,395	2,586
Retail other	7	3	1	1	5	20	32
Corporate loans	141	219	6	10	235	590	966
Total loans and advances at amortised cost	552	730	112	194	1,036	2,029	3,617
Debt securities at amortised cost	10	9	—	—	9	—	19
Total loans and advances at amortised cost including debt securities	562	739	112	194	1,045	2,029	3,636

Net exposure
Retail mortgages	4,665	34	1	101	136	151	4,952
Retail credit cards	18,406	1,514	133	93	1,740	381	20,527
Retail other	3,781	77	122	61	260	87	4,128
Corporate loans	111,488	7,722	54	145	7,921	1,770	121,179
Total loans and advances at amortised cost	138,340	9,347	310	400	10,057	2,389	150,786
Debt securities at amortised cost	54,791	362	—	—	362	—	55,153
Total loans and advances at amortised cost including debt securities	193,131	9,709	310	400	10,419	2,389	205,939

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.2	—	—	—	—	13.7	0.7
Retail credit cards	2.1	25.1	44.1	66.3	31.4	78.5	11.2
Retail other	0.2	3.8	0.8	1.6	1.9	18.7	0.8
Corporate loans	0.1	2.8	10.0	6.5	2.9	25.0	0.8
Total loans and advances at amortised cost	0.4	7.2	26.5	32.7	9.3	45.9	2.3
Debt securities at amortised cost	—	2.4	—	—	2.4	—	—
Total loans and advances at amortised cost including debt securities	0.3	7.1	26.5	32.7	9.1	45.9	1.7
Note
1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £186.1bn and an impairment allowance of £145m. This comprises £17m impairment allowance on £184.4bn Stage 1 exposure, £8m on £1.6bn Stage 2 exposure and £120m on £123m Stage 3 exposure. Loan commitments and financial guarantee contracts have total impairment allowance of £398m.

Barclays Bank Group (audited)		Stage 2
As at 31 December 2024	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	4,537	9	—	141	150	310	4,997
Retail credit cards	17,629	2,449	256	248	2,953	1,724	22,306
Retail other	3,329	177	157	70	404	216	3,949
Corporate loans	107,194	7,944	137	66	8,147	1,654	116,995
Total loans and advances at amortised cost	132,689	10,579	550	525	11,654	3,904	148,247
Debt securities at amortised cost	47,077	3,170	—	—	3,170	—	50,247
Total loans and advances at amortised cost including debt securities	179,766	13,749	550	525	14,824	3,904	198,494

Impairment allowance
Retail mortgages	8	1	—	—	1	32	41
Retail credit cards	334	552	105	150	807	1,416	2,557
Retail other	5	1	—	—	1	25	31
Corporate loans	144	240	6	8	254	393	791
Total loans and advances at amortised cost	491	794	111	158	1,063	1,866	3,420
Debt securities at amortised cost	9	11	—	—	11	—	20
Total loans and advances at amortised cost including debt securities	500	805	111	158	1,074	1,866	3,440

Net exposure
Retail mortgages	4,529	8	—	141	149	278	4,956
Retail credit cards	17,295	1,897	151	98	2,146	308	19,749
Retail other	3,324	176	157	70	403	191	3,918
Corporate loans	107,050	7,704	131	58	7,893	1,261	116,204
Total loans and advances at amortised cost	132,198	9,785	439	367	10,591	2,038	144,827
Debt securities at amortised cost	47,068	3,159	—	—	3,159	—	50,227
Total loans and advances at amortised cost including debt securities	179,266	12,944	439	367	13,750	2,038	195,054

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.2	11.1	—	—	0.7	10.3	0.8
Retail credit cards	1.9	22.5	41.0	60.5	27.3	82.1	11.5
Retail other	0.2	0.6	—	—	0.2	11.6	0.8
Corporate loans	0.1	3.0	4.4	12.1	3.1	23.8	0.7
Total loans and advances at amortised cost	0.4	7.5	20.2	30.1	9.1	47.8	2.3
Debt securities at amortised cost	—	0.3	—	—	0.3	—	—
Total loans and advances at amortised cost including debt securities	0.3	5.9	20.2	30.1	7.2	47.8	1.7
Note
1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £169.6bn and an impairment allowance of £150m. This comprises £17m impairment allowance on £168.3bn Stage 1 exposure, £7m on £1.1bn Stage 2 exposure and £126m on £130m Stage 3 exposure. Loan commitments and financial guarantee contracts have total impairment allowance of £420m.

Disclosure of movement in gross exposure and impairment allowance including provisions for loan commitments and financial guarantees	The following tables present a reconciliation of the opening to the closing balance of the gross exposure and impairment allowance.
Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the below tables do not include other financial assets subject to impairment such as debt securities at amortised cost, reverse repurchase agreements and other similar secured lending, cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.
The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2025	4,537	8	150	1	310	32	4,997	41
Transfers from Stage 1 to Stage 2	(92)	—	92	—	—	—	—	—
Transfers from Stage 2 to Stage 1	80	—	(80)	—	—	—	—	—
Transfers to Stage 3	(27)	—	(15)	—	42	—	—	—
Transfers from Stage 3	59	2	2	—	(61)	(2)	—	—
Business activity in the year	635	1	—	—	—	—	635	1
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	135	(1)	2	—	(19)	8	118	7
Final repayments	(653)	(1)	(14)	—	(80)	(1)	(747)	(2)
Disposals[1]	—	—	(1)	(1)	(9)	(5)	(10)	(6)
Write-offs	—	—	—	—	(8)	(8)	(8)	(8)
As at 31 December 2025	4,674	9	136	—	175	24	4,985	33

Retail credit cards
As at 1 January 2025	17,629	334	2,953	807	1,724	1,416	22,306	2,557
Transfers from Stage 1 to Stage 2	(1,047)	(35)	1,047	35	—	—	—	—
Transfers from Stage 2 to Stage 1	1,208	268	(1,208)	(268)	—	—	—	—
Transfers to Stage 3	(515)	(20)	(731)	(286)	1,246	306	—	—
Transfers from Stage 3	12	9	5	4	(17)	(13)	—	—
Business activity in the year[2]	2,575	75	237	87	60	40	2,872	202
Refinements to models used for calculation[3]	—	68	—	(81)	—	1	—	(12)
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(980)	(299)	262	508	(45)	793	(763)	1,002
Final repayments	(81)	(5)	(29)	(10)	(32)	(26)	(142)	(41)
Disposals[1]	—	—	—	—	(308)	(270)	(308)	(270)
Write-offs	—	—	—	—	(852)	(852)	(852)	(852)
As at 31 December 2025	18,801	395	2,536	796	1,776	1,395	23,113	2,586

Retail other
As at 1 January 2025	3,329	5	404	1	216	25	3,949	31
Transfers from Stage 1 to Stage 2	(107)	—	107	—	—	—	—	—
Transfers from Stage 2 to Stage 1	80	—	(80)	—	—	—	—	—
Transfers to Stage 3	(75)	—	(35)	—	110	—	—	—
Transfers from Stage 3	56	1	—	—	(56)	(1)	—	—
Business activity in the year	1,155	—	24	—	—	—	1,179	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	1,176	4	158	4	23	8	1,357	16
Final repayments	(1,826)	(3)	(313)	—	(179)	(5)	(2,318)	(8)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	(7)	(7)	(7)	(7)
As at 31 December 2025	3,788	7	265	5	107	20	4,160	32
Notes
1The £10m of gross disposals reported within Retail mortgages relate to sale of the Italian mortgage portfolio. The £308m of gross disposals reported within Retail credit cards relate to debt sales undertaken during the year.
2Business activity in the year reported within Retail credit cards includes £1.2bn related to acquisition of the GM co-branded card portfolio within
USCB.
3Refinements to models used for calculation reported within Retail credit cards include a £(12)m movement in the calculated ECL for the US Cards portfolio. These reflect model enhancements made during the year. Barclays Bank Group continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent in the businesses.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Corporate loans
As at 1 January 2025	107,194	144	8,147	254	1,654	393	116,995	791
Transfers from Stage 1 to Stage 2	(2,685)	(11)	2,685	11	—	—	—	—
Transfers from Stage 2 to Stage 1	2,417	46	(2,417)	(46)	—	—	—	—
Transfers to Stage 3	(692)	(4)	(505)	(28)	1,197	32	—	—
Transfers from Stage 3	146	2	125	1	(271)	(3)	—	—
Business activity in the year[1]	28,266	40	976	37	225	19	29,467	96
Refinements to models used for calculation[2]	—	(65)	—	(24)	—	—	—	(89)
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	4,088	14	842	81	(50)	405	4,880	500
Final repayments	(27,104)	(24)	(1,695)	(49)	(40)	(1)	(28,839)	(74)
Disposals[3]	(1)	(1)	(2)	(2)	(121)	(21)	(124)	(24)
Write-offs	—	—	—	—	(234)	(234)	(234)	(234)
As at 31 December 2025	111,629	141	8,156	235	2,360	590	122,145	966

Reconciliation of ECL movement to credit impairment charge/(release) for the period	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	1	—	5	6
Retail credit cards	61	(11)	1,101	1,151
Retail other	2	4	2	8
Corporate loans	(2)	(17)	452	433
ECL movement excluding disposals and write-offs[4]	62	(24)	1,560	1,598
ECL movement on loan commitments and financial guarantees	(23)	(6)	7	(22)
ECL movement on other financial assets	—	1	(6)	(5)
ECL movement on debt securities at amortised cost	1	(2)	—	(1)
Recoveries and reimbursements[5]	10	(26)	(102)	(118)
ECL charge on assets held for sale[6]				181
Total exchange and other adjustments				233
Total credit impairment charge for the year				1,866
Notes
1Business activity in the year reported within Corporate loans include £0.1bn related to acquisition of the GM co-branded card portfolio within
USCB.
2Refinements to models used for calculation reported within Corporate loans include a £(89)m movement in the calculated ECL for the UKCB and
IB portfolio. These reflect model enhancements made during the year. Barclays Bank Group continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent in the businesses.
3The £124m of gross disposals reported within Corporate loans relate to debt sales undertaken during the year.
4In 2025, gross write-offs amounted to £1,101m and post write-off recoveries amounted to £38m. Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,063m.
5Recoveries and reimbursements include £80m for reimbursements where the Barclays Bank Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written-off amounts of £38m.
6ECL charge on assets held for sale relate to the charges on a co-branded card portfolio in USCB and the German consumer finance business.

Loan commitments and financial guarantees (audited)[1]	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2025	18	—	—	—	1	—	19	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(5)	—	—	—	(1)	—	(6)	—
Limit management and final repayments	(3)	—	—	—	—	—	(3)	—
As at 31 December 2025	10	—	—	—	—	—	10	—

Retail credit cards
As at 1 January 2025	112,645	34	1,648	15	10	1	114,303	50
Net transfers between stages	(1,083)	7	1,083	(7)	—	—	—	—
Business activity in the year	24,319	11	120	2	—	—	24,439	13
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(6,434)	(19)	(1,528)	5	—	(1)	(7,962)	(15)
Limit management and final repayments	(11,277)	(7)	(196)	(4)	—	—	(11,473)	(11)
Disposals[2]	(5,291)	—	(221)	—	(10)	—	(5,522)	—
As at 31 December 2025	112,879	26	906	11	—	—	113,785	37

Retail other
As at 1 January 2025	3,970	5	103	—	11	—	4,084	5
Net transfers between stages	(28)	—	29	—	(1)	—	—	—
Business activity in the year	624	—	1	—	—	—	625	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	291	(4)	46	—	23	—	360	(4)
Limit management and final repayments	(784)	—	(33)	—	(20)	—	(837)	—
Disposals[2]	(756)	—	(30)	—	(1)	—	(787)	—
As at 31 December 2025	3,317	1	116	—	12	—	3,445	1

Corporate loans
As at 1 January 2025	229,565	116	15,079	225	954	24	245,598	365
Net transfers between stages	(201)	40	269	(40)	(68)	—	—	—
Business activity in the year	50,364	28	2,699	61	405	—	53,468	89
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	9,810	(54)	(492)	33	(282)	13	9,036	(8)
Limit management and final repayments	(60,919)	(26)	(4,259)	(56)	(340)	(4)	(65,518)	(86)
As at 31 December 2025	228,619	104	13,296	223	669	33	242,584	360
Notes
1Loan commitments reported also include exposure relating to financial assets classified as held for sale.
2The gross disposals reported within Retail credit cards and Retail other relate to the German consumer finance business; sale of which was completed in Q125.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2024	7,257	11	389	28	716	321	8,362	360
Transfers from Stage 1 to Stage 2	(231)	—	231	—	—	—	—	—
Transfers from Stage 2 to Stage 1	91	3	(91)	(3)	—	—	—	—
Transfers to Stage 3	(82)	—	(30)	(3)	112	3	—	—
Transfers from Stage 3	19	1	11	0	(30)	(1)	—	—
Business activity in the year	632	1	—	—	2	—	634	1
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	197	(2)	(2)	9	69	40	264	47
Final repayments	(893)	(1)	(45)	(1)	(86)	(3)	(1,024)	(5)
Disposals[1]	(2,453)	(5)	(313)	(29)	(461)	(316)	(3,227)	(350)
Write-offs	—	—	—	—	(12)	(12)	(12)	(12)
As at 31 December 2024	4,537	8	150	1	310	32	4,997	41

Retail credit cards
As at 1 January 2024	22,315	412	3,450	1,138	1,522	1,226	27,287	2,776
Transfers from Stage 1 to Stage 2	(1,503)	(51)	1,503	51	—	—	—	—
Transfers from Stage 2 to Stage 1	1,170	321	(1,170)	(321)	—	—	—	—
Transfers to Stage 3	(616)	(24)	(876)	(390)	1,492	414	—	—
Transfers from Stage 3	10	9	8	5	(18)	(14)	—	—
Business activity in the year	1,508	33	206	59	20	18	1,734	110
Refinements to models used for calculation[2]	—	5	—	2	—	4	—	11
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	1,039	(280)	728	506	(45)	973	1,722	1,199
Final repayments	(108)	(7)	(32)	(13)	(1)	—	(141)	(20)
Transfers to assets held for Sale[3]	(5,495)	(64)	(689)	(161)	(57)	(46)	(6,241)	(271)
Disposals[1]	(691)	(20)	(175)	(69)	(249)	(219)	(1,115)	(308)
Write-offs	—	—	—	—	(940)	(940)	(940)	(940)
As at 31 December 2024	17,629	334	2,953	807	1,724	1,416	22,306	2,557

Retail other
As at 1 January 2024	2,734	8	369	2	308	35	3,411	45
Transfers from Stage 1 to Stage 2	(221)	—	221	—	—	—	—	—
Transfers from Stage 2 to Stage 1	86	—	(86)	—	—	—	—	—
Transfers to Stage 3	(148)	—	(53)	—	201	—	—	—
Transfers from Stage 3	82	—	47	—	(129)	—	—	—
Business activity in the year	1,159	1	—	—	—	—	1,159	1
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	1,640	—	36	—	74	13	1,750	13
Final repayments	(2,003)	(4)	(130)	(1)	(224)	(9)	(2,357)	(14)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	(14)	(14)	(14)	(14)
As at 31 December 2024	3,329	5	404	1	216	25	3,949	31
Notes
1The £3.2bn of gross disposals reported within Retail mortgages relate to sale of the Italian mortgage loans. The £1.1bn of  gross disposals reported within Retail credit cards include £0.9bn sale of outstanding US Cards receivables to Blackstone and £0.2bn of other debt sale undertaken during the year.
2Refinements to models used for calculation reported within Retail credit cards include a £11m movement in the calculated ECL for the US
Cards portfolio. These reflect model enhancements made during the year. Barclays Bank Group continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
3Transfers to assets held for sale reported within Retail credit cards relate to a co-branded card portfolio within USCB.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Corporate loans
As at 1 January 2024	100,956	179	8,967	309	1,235	348	111,158	836
Transfers from Stage 1 to Stage 2	(2,586)	(15)	2,586	15	—	—	—	—
Transfers from Stage 2 to Stage 1	2,098	42	(2,098)	(42)	—	—	—	—
Transfers to Stage 3	(404)	(2)	(392)	(21)	796	23	—	—
Transfers from Stage 3	143	1	23	5	(166)	(6)	—	—
Business activity in the year	28,497	39	811	34	183	19	29,491	92
Refinements to models used for calculation[1]	—	18	—	51	—	—	—	69
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	3,957	(76)	198	—	6	270	4,161	194
Final repayments	(25,406)	(40)	(1,937)	(92)	(142)	(3)	(27,485)	(135)
Transfers to assets held for sale[2]	(49)	(1)	(9)	(3)	(1)	(1)	(59)	(5)
Disposals[3]	(12)	(1)	(2)	(2)	(2)	(2)	(16)	(5)
Write-offs	—	—	—	—	(255)	(255)	(255)	(255)
As at 31 December 2024	107,194	144	8,147	254	1,654	393	116,995	791

Reconciliation of ECL movement to credit impairment (release)/charge for the period	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	2	2	39	43
Retail credit cards	6	(101)	1,395	1,300
Retail other	(3)	(1)	4	—
Corporate loans	(33)	(50)	303	220
ECL movement excluding assets held for sale, disposals and write-offs[4]	(28)	(150)	1,741	1,563
ECL movement on loan commitments and financial guarantees	(12)	(23)	(18)	(53)
ECL movement on other financial assets	3	6	(4)	5
ECL movement on debt securities at amortised cost	2	(6)	—	(4)
Recoveries and reimbursements[5]	(20)	23	(42)	(39)
ECL charge on Assets held for sale[6]				74
Total exchange and other adjustments				71
Total credit impairment charge for the year				1,617
Notes
1Refinements to models used for calculation reported within Corporate loans include a £69m movement in the calculated ECL for the IB portfolio.
These reflect model enhancements made during the year. Barclays Bank Group continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
2Transfers to assets held for sale reported within Corporate loans relate to a co-branded card portfolio within USCB.
3The £16m of gross disposals reported within Corporate loans relate to debt sales undertaken during the year.
4In 2024, gross write-offs amounted to £1,221m and post write-off recoveries amounted to £28m. Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,193m.
5Recoveries and reimbursements include £11m for reimbursements where the Barclays Bank Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £28m.
6ECL charge on assets held for sale relate to the German consumer finance business.

Loan commitments and financial guarantees (audited)[1]	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2024	41	—	—	—	1	—	42	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(16)	—	—	—	—	—	(16)	—
Limit management and final repayments	(7)	—	—	—	—	—	(7)	—
As at 31 December 2024	18	—	—	—	1	—	19	—

Retail credit cards
As at 1 January 2024	109,634	48	1,767	36	10	1	111,411	85
Net transfers between stages	(1,682)	20	1,675	(20)	7	—	—	—
Business activity in the year	15,489	11	160	3	1	—	15,650	14
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	2,467	(34)	(1,576)	11	(8)	—	883	(23)
Limit management and final repayments	(13,263)	(11)	(378)	(15)	—	—	(13,641)	(26)
As at 31 December 2024	112,645	34	1,648	15	10	1	114,303	50

Retail other
As at 1 January 2024	3,446	5	116	2	29	—	3,591	7
Net transfers between stages	(35)	—	23	—	12	—	—	—
Business activity in the year	741	2	1	—	—	—	742	2
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	621	(2)	(26)	(2)	(7)	—	588	(4)
Limit management and final repayments	(803)	—	(11)	—	(23)	—	(837)	—
As at 31 December 2024	3,970	5	103	—	11	—	4,084	5

Corporate loans
As at 1 January 2024	212,414	114	20,035	225	802	42	233,251	381
Net transfers between stages	1,240	29	(1,519)	(32)	279	3	—	—
Business activity in the year	50,350	33	1,650	30	192	—	52,192	63
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	10,133	(34)	(1,391)	65	(31)	(13)	8,711	18
Limit management and final repayments	(44,572)	(26)	(3,696)	(63)	(288)	(8)	(48,556)	(97)
As at 31 December 2024	229,565	116	15,079	225	954	24	245,598	365
              Note
1Loan commitments reported also include exposure relating to financial assets classified as held for sale.

Disclosure of management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment	Management adjustments are captured through “Economic uncertainty” and “Other” adjustments, and are presented by product below:

Management adjustments to models for impairment allowance presented by product (audited)
Barclays Bank Group	Impairment allowance pre management adjustments[1]	Economic uncertainty adjustments (a)	Other adjustments (b)	Management adjustments[2] (a+b)	Total impairment allowance[3]	Proportion of Management adjustments to total impairment allowance
As at 31 December 2025	£m	£m	£m	£m	£m	%
Retail mortgages	25	—	8	8	33	24.2
Retail credit cards	2,505	31	87	118	2,623	4.5
Retail other	34	—	(1)	(1)	33	(3.0)
Corporate loans	1,253	49	24	73	1,326	5.5
Total	3,817	80	118	198	4,015	4.9
Debt securities at amortised cost	18	1	—	1	19	5.3
Total including debt securities at amortised cost	3,835	81	118	199	4,034	4.9

As at 31 December 2024	£m	£m	£m	£m	£m	%
Retail mortgages	38	—	3	3	41	7.3
Retail credit cards	2,630	—	(23)	(23)	2,607	(0.9)
Retail other	32	—	4	4	36	11.1
Corporate loans	1,162	—	(6)	(6)	1,156	(0.5)
Total	3,862	—	(22)	(22)	3,840	(0.6)
Debt securities at amortised cost	27	—	(7)	(7)	20	(35.0)
Total including debt securities at amortised cost	3,889	—	(29)	(29)	3,860	(0.8)
Notes
1      Includes £3.4bn (2024: £3.7bn) of modelled ECL, £0.5bn (2024: £0.3bn) of individually assessed impairments, £(0.2)bn (2024: £(0.3)bn) of
ECL from assets held for sale (co-branded card portfolio) and £0.1bn (2024: £0.1bn) of ECL from benchmarked exposures and debt securities.
2      Management adjustments related to other financial assets subject to impairment not included in the table above include cash collateral and settlement balances £1m (2024: £(1)m), reverse repurchase agreements £1m (2024: £(2)m) and financial assets at fair value through other comprehensive income £nil (2024: £(2)m) within the IB portfolio.
3      Total impairment allowance consists of ECL stock on drawn and undrawn exposures.

Economic uncertainty adjustments presented by stage (audited)
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2025	£m	£m	£m	£m
Retail mortgages	—	—	—	—
Retail credit cards	—	31	—	31
Retail other	—	—	—	—
Corporate loans	16	33	—	49
Total	16	64	—	80
Debt Securities at amortised cost	1	—	—	1
Total including debt securities at amortised cost	17	64	—	81

Management adjustments to models for impairment allowance presented by product (audited)
Barclays Bank Group	Impairment allowance pre management adjustments	Economic uncertainty adjustments[1] (a)	Other adjustments (b)	Management adjustments (a+b)	Total impairment allowance	Proportion of Management adjustments to total impairment allowance
As at 31 December 2025	£m	£m	£m	£m	£m	%
Retail credit cards - US	232	5	—	5	237	2.1
Retail credit cards - Germany	—	—	—	—	—	—
Retail other - Germany	—	—	—	—	—	—
Corporate loans - US	3	—	—	—	3	—
Total	235	5	—	5	240	2.1
As at 31 December 2024	£m	£m	£m	£m	£m	%
Retail credit cards - US	277	—	—	—	277	—
Retail credit cards - Germany	101	—	16	16	117	13.7
Retail other - Germany	80	—	17	17	97	17.5
Corporate loans - US	5	—	—	—	5	—
Total	463	—	33	33	496	6.7
Note
1 Reflects a Stage 2 adjustment for elevated US macroeconomic uncertainty; with impacts yet to materialise in consumer behaviour.

Disclosure of macroeconomic variables used in the calculation of ECL and Scenario probability weighting

Baseline	2025	2026	2027	2028	2029
As at 31 December 2025%		%	%	%	%
UK GDP[1]	1.5	1.1	1.4	1.4	1.4
UK unemployment[2]	4.7	4.9	4.8	4.8	4.7
UK HPI[3]	1.5	2.9	2.5	4.3	3.8
UK bank rate	4.2	3.4	3.4	3.5	3.6
US GDP[1]	2.1	2.0	2.0	2.0	2.0
US unemployment[4]	4.2	4.5	4.4	4.4	4.4
US HPI[5]	3.2	1.7	1.9	2.6	2.6
US federal funds rate	4.2	3.4	3.3	3.3	3.5

Downside 2
UK GDP[1]	1.5	(2.5)	(1.2)	2.8	1.1
UK unemployment[2]	4.7	5.8	7.7	6.9	5.7
UK HPI[3]	1.5	(24.9)	(5.1)	9.6	14.2
UK bank rate	4.2	2.3	0.5	0.4	1.1
US GDP[1]	2.1	(2.7)	(2.8)	1.6	2.4
US unemployment[4]	4.2	5.7	8.0	7.9	5.9
US HPI[5]	3.2	(8.2)	(1.7)	7.2	7.7
US federal funds rate	4.2	3.6	2.4	1.4	1.2

Downside 1
UK GDP[1]	1.5	(0.7)	0.1	2.1	1.3
UK unemployment[2]	4.7	5.3	6.3	5.8	5.2
UK HPI[3]	1.5	(11.8)	(1.3)	6.9	8.9
UK bank rate	4.2	2.9	2.0	1.9	2.4
US GDP[1]	2.1	(0.3)	(0.4)	1.8	2.2
US unemployment[4]	4.2	5.1	6.2	6.1	5.1
US HPI[5]	3.2	(3.3)	0.1	4.9	5.1
US federal funds rate	4.2	3.6	2.8	2.4	2.4

Upside 2
UK GDP[1]	1.5	2.7	3.7	2.9	2.4
UK unemployment[2]	4.7	4.3	4.0	3.9	3.8
UK HPI[3]	1.5	11.9	8.4	5.1	4.1
UK bank rate	4.2	3.1	2.3	2.3	2.6
US GDP[1]	2.1	2.8	3.1	2.8	2.8
US unemployment[4]	4.2	3.9	3.7	3.7	3.7
US HPI[5]	3.2	6.2	4.7	4.8	4.9
US federal funds rate	4.2	3.0	2.5	2.5	2.5

Upside 1
UK GDP[1]	1.5	1.9	2.6	2.2	1.9
UK unemployment[2]	4.7	4.6	4.4	4.4	4.3
UK HPI[3]	1.5	7.4	5.4	4.7	3.9
UK bank rate	4.2	3.2	2.8	2.8	3.1
US GDP[1]	2.1	2.4	2.6	2.4	2.4
US unemployment[4]	4.2	4.2	4.1	4.1	4.1
US HPI[5]	3.2	4.0	3.3	3.7	3.7
US federal funds rate	4.2	3.3	2.8	2.8	3.0
Notes
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax HPI Meth2 All Houses, All Buyers index.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA house price index, relative to prior year end.

Baseline	2024	2025	2026	2027	2028
As at 31 December 2024%		%	%	%	%
UK GDP[1]	1.0	1.4	1.5	1.6	1.5
UK unemployment[2]	4.3	4.4	4.5	4.4	4.4
UK HPI[3]	2.8	3.3	1.6	4.5	3.0
UK bank rate	5.1	4.3	4.0	4.0	3.8
US GDP[1]	2.7	2.0	2.0	2.0	2.0
US unemployment[4]	4.1	4.3	4.2	4.2	4.2
US HPI[5]	6.5	2.6	2.7	3.0	3.0
US federal funds rate	5.1	4.1	4.0	3.8	3.8

	2024	2025	2026	2027	2028
Downside 2%		%	%	%	%
UK GDP[1]	1.0	(2.3)	(1.3)	2.6	2.3
UK unemployment[2]	4.3	6.2	8.1	6.6	5.5
UK HPI[3]	2.8	(24.8)	(5.2)	10.0	14.6
UK bank rate	5.1	3.5	1.7	0.6	1.1
US GDP[1]	2.7	(1.3)	(1.3)	3.3	2.9
US unemployment[4]	4.1	5.8	7.2	6.2	5.5
US HPI[5]	6.5	(8.0)	(0.7)	5.2	4.0
US federal funds rate	5.1	2.5	0.6	0.8	1.5

	2024	2025	2026	2027	2028
Downside 1%		%	%	%	%
UK GDP[1]	1.0	(0.5)	0.1	2.1	1.9
UK unemployment[2]	4.3	5.3	6.3	5.5	5.0
UK HPI[3]	2.8	(11.6)	(1.8)	7.2	8.7
UK bank rate	5.1	3.9	2.9	2.3	2.4
US GDP[1]	2.7	0.3	0.4	2.7	2.4
US unemployment[4]	4.1	5.1	5.7	5.2	4.9
US HPI[5]	6.5	(2.7)	1.0	4.1	3.5
US federal funds rate	5.1	3.4	2.3	2.3	2.7

	2024	2025	2026	2027	2028
Upside 2%		%	%	%	%
UK GDP[1]	1.0	3.0	3.7	2.9	2.4
UK unemployment[2]	4.3	3.8	3.4	3.5	3.5
UK HPI[3]	2.8	11.9	8.4	5.1	4.1
UK bank rate	5.1	3.9	2.9	2.8	2.8
US GDP[1]	2.7	2.8	3.1	2.8	2.8
US unemployment[4]	4.1	3.8	3.5	3.5	3.5
US HPI[5]	6.5	6.2	4.7	4.8	4.9
US federal funds rate	5.1	3.7	3.3	3.1	2.8

	2024	2025	2026	2027	2028
Upside 1%		%	%	%	%
UK GDP[1]	1.0	2.2	2.6	2.2	2.0
UK unemployment[2]	4.3	4.1	4.0	4.0	4.0
UK HPI[3]	2.8	7.6	4.9	4.8	3.5
UK bank rate	5.1	4.1	3.5	3.4	3.3
US GDP[1]	2.7	2.4	2.6	2.4	2.4
US unemployment[4]	4.1	4.0	3.9	3.9	3.9
US HPI[5]	6.5	4.4	3.7	3.9	3.9
US federal funds rate	5.1	4.0	3.8	3.6	3.3
Notes
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA house price index, relative to prior year end.

Scenario weighting (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2025
Scenario weighting	14.4	27.4	38.5	12.7	7.0
As at 31 December 2024
Scenario weighting	17.4	26.8	32.5	14.7	8.6
Note
1For further details on changes to scenario weights see page 105.
Specific bases show the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest points relative to the start point in the 20 quarter period.

Macroeconomic variables used in the calculation of ECL (specific bases) (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2025
UK GDP[2]	14.5	10.8	1.4	(0.3)	(3.5)
UK unemployment[3]	3.8	4.3	4.8	6.5	8.1
UK HPI[4]	34.6	24.9	3.0	(12.6)	(28.0)
UK bank rate[3]	2.3	2.8	3.6	4.6	4.6
US GDP[2]	14.6	12.4	2.0	(0.2)	(4.6)
US unemployment[3]	3.7	4.1	4.4	6.6	8.8
US HPI[4]	26.2	19.3	2.4	(1.5)	(8.1)
US federal funds rate[3]	2.5	2.8	3.5	4.3	4.3
As at 31 December 2024
UK GDP[2]	15.0	11.6	1.4	0.2	(2.9)
UK unemployment[3]	3.4	3.9	4.4	6.5	8.4
UK HPI[4]	36.3	25.9	3.0	(11.3)	(26.8)
UK bank rate[3]	2.8	3.3	4.2	5.3	5.3
US GDP[2]	14.9	12.8	2.2	0.4	(2.1)
US unemployment[3]	3.5	3.8	4.2	5.9	7.5
US HPI[4]	30.1	24.4	3.5	1.1	(4.0)
US federal funds rate[3]	2.8	3.3	4.2	5.3	5.3
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables used in the calculation of ECL (5 year averages) (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2025
UK GDP[5]	2.7	2.0	1.4	0.9	0.3
UK unemployment[6]	4.1	4.5	4.8	5.5	6.2
UK HPI[7]	6.1	4.5	3.0	0.6	(2.0)
UK bank rate[6]	2.9	3.2	3.6	2.7	1.7
US GDP[5]	2.7	2.4	2.0	1.1	0.1
US unemployment[6]	3.9	4.1	4.4	5.4	6.3
US HPI[7]	4.8	3.6	2.4	1.9	1.5
US federal funds rate[6]	2.9	3.2	3.5	3.1	2.5
As at 31 December 2024
UK GDP[5]	2.6	2.0	1.4	0.9	0.5
UK unemployment[6]	3.7	4.0	4.4	5.3	6.1
UK HPI[7]	6.4	4.7	3.0	0.8	(1.6)
UK bank rate[6]	3.5	3.9	4.2	3.3	2.4
US GDP[5]	2.9	2.5	2.2	1.7	1.2
US unemployment[6]	3.7	3.9	4.2	5.0	5.8
US HPI[7]	5.4	4.5	3.5	2.4	1.2
US federal funds rate[6]	3.6	4.0	4.2	3.2	2.1
Notes
1    UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI (31.12.24) = Halifax All Houses,
All Buyers Index; UK HPI (31.12.25) = Halifax HPI Meth2 All Houses, All Buyers index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. 20 quarter period starts from Q125 (2024: Q124).
2  Maximum growth relative to Q424 (2024: Q423), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline;
minimum growth relative to Q424 (2024: Q423), based on 20 quarter period in Downside scenarios.
3    Lowest quarter in Upside scenarios; 5-year average in Baseline; highest quarter in Downside scenarios. Period based on 20 quarters from Q125
(2024: Q124).
4    Maximum growth relative to Q424 (2024: Q423), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline;
minimum growth relative to Q424 (2024: Q423), based on 20 quarter period in Downside scenarios.
5    5-year yearly average CAGR, starting 2024 (2024: 2023).
6    5-year average. Period based on 20 quarters from Q125 (2024: Q124).
7    5-year quarter end CAGR, starting Q424 (2024: Q423).

Disclosure of ECL under 100% weighted scenarios for key modelled portfolios	The table below shows the modelled ECL assuming each of the five modelled scenarios are 100% weighted with the dispersion of results around the Baseline, highlighting the impact on exposure and ECL across the scenarios.
Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in other disclosures.

Barclays Bank Group (audited)	Scenarios
As at 31 December 2025	Weighted[1]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Retail mortgages	13	13	13	13	13	13
Retail credit cards[2]	41,195	40,997	41,089	41,197	41,419	41,583
Retail other	—	—	—	—	—	—
Corporate loans[2]	201,622	202,562	202,203	201,950	200,869	197,068
Stage 1 Model ECL (£m)
Retail mortgages	—	—	—	—	—	—
Retail credit cards[2]	448	420	434	450	475	500
Retail other	—	—	—	—	—	—
Corporate loans[2]	197	172	180	188	233	280
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	1.1	1.0	1.1	1.1	1.1	1.2
Retail other	—	—	—	—	—	—
Corporate loans	0.1	0.1	0.1	0.1	0.1	0.1
Stage 2 Model exposure (£m)
Retail mortgages	1	1	1	1	1	1
Retail credit cards[2]	3,513	3,392	3,455	3,504	3,634	3,837
Retail other	—	—	—	—	—	—
Corporate loans[2]	15,180	14,097	14,510	14,869	16,082	20,024
Stage 2 Model ECL (£m)
Retail mortgages	—	—	—	—	—	—
Retail credit cards[2]	871	809	840	868	936	1,029
Retail other	—	—	—	—	—	—
Corporate loans[2]	410	331	356	387	521	771
Stage 2 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	24.8	23.9	24.3	24.8	25.8	26.8
Retail other	—	—	—	—	—	—
Corporate loans	2.7	2.3	2.5	2.6	3.2	3.9
Stage 3 Model exposure (£m)[3]
Retail mortgages	15	15	15	15	15	15
Retail credit cards[2]	1,975	1,975	1,975	1,975	1,975	1,975
Retail other	—	—	—	—	—	—
Corporate loans[2]	35	35	35	35	35	35
Stage 3 Model ECL (£m)
Retail mortgages	2	1	1	2	2	2
Retail credit cards[2]	1,498	1,455	1,479	1,503	1,534	1,563
Retail other	—	—	—	—	—	—
Corporate loans[2,4]	25	25	25	25	25	25
Stage 3 Coverage (%)
Retail mortgages	13.3	6.7	6.7	13.3	13.3	13.3
Retail credit cards	75.8	73.7	74.9	76.1	77.7	79.1
Retail other	—	—	—	—	—	—
Corporate loans[4]	71.4	71.4	71.4	71.4	71.4	71.4
Total Model ECL (£m)
Retail mortgages	2	1	1	2	2	2
Retail credit cards[2]	2,817	2,684	2,753	2,821	2,945	3,092
Retail other	—	—	—	—	—	—
Corporate loans[2,4]	632	528	561	600	779	1,076
Total Model ECL	3,451	3,213	3,315	3,423	3,726	4,170

Reconciliation to total ECL	£m
Total weighted model ECL	3,451
ECL from individually assessed exposures[4]	538
ECL from benchmarked exposures and others	63
ECL from debt securities at amortised cost	19
ECL from held for sale assets (co-branded card portfolio)	(235)
ECL from post model management adjustments	198
Of which: ECL from economic uncertainty adjustments	80
Total ECL	4,034
Notes
1.Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowance. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
2.Model exposure and ECL reported within Retail credit cards and Corporate loans continue to include a co-branded card portfolio in USCB, classified as assets held for sale.
3.Model exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2025 and not on the macroeconomic scenario.
4.Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £538m is reported as an individually assessed impairment in the reconciliation table.

Barclays Bank Group (audited)	Scenarios[1]
As at 31 December 2024	Weighted[2]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Retail mortgages	9	9	9	9	9	9
Retail credit cards	45,377	45,328	45,352	45,377	45,429	45,462
Retail other	—	—	—	—	—	—
Corporate loans	193,873	194,752	194,413	194,151	193,208	189,985
Stage 1 Model ECL (£m)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	422	410	417	423	431	438
Retail other	—	—	—	—	—	—
Corporate loans	237	206	215	226	272	318
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.9	0.9	0.9	0.9	0.9	1.0
Retail other	—	—	—	—	—	—
Corporate loans	0.1	0.1	0.1	0.1	0.1	0.2
Stage 2 Model exposure (£m)
Retail mortgages	3	3	3	3	3	3
Retail credit cards	4,591	4,516	4,554	4,590	4,660	4,752
Retail other	—	—	—	—	—	—
Corporate loans	17,769	16,740	17,134	17,508	18,576	21,956
Stage 2 Model ECL (£m)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	1,024	976	999	1,023	1,070	1,127
Retail other	—	—	—	—	—	—
Corporate loans	464	373	404	439	569	813
Stage 2 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	22.3	21.6	21.9	22.3	23.0	23.7
Retail other	—	—	—	—	—	—
Corporate loans	2.6	2.2	2.4	2.5	3.1	3.7
Stage 3 Model exposure (£m)[3]
Retail mortgages	25	25	25	25	25	25
Retail credit cards	2,005	2,005	2,005	2,005	2,005	2,005
Retail other	—	—	—	—	—	—
Corporate loans	34	34	34	34	34	34
Stage 3 Model ECL (£m)
Retail mortgages	5	4	5	5	5	5
Retail credit cards	1,535	1,496	1,517	1,537	1,570	1,598
Retail other	—	—	—	—	—	—
Corporate loans[4]	25	25	25	25	25	25
Stage 3 Coverage (%)
Retail mortgages	20.0	16.0	20.0	20.0	20.0	20.0
Retail credit cards	76.6	74.6	75.7	76.7	78.3	79.7
Retail other	—	—	—	—	—	—
Corporate loans[4]	73.5	73.5	73.5	73.5	73.5	73.5
Total Model ECL (£m)
Retail mortgages	5	4	5	5	5	5
Retail credit cards	2,981	2,882	2,933	2,983	3,071	3,163
Retail other	—	—	—	—	—	—
Corporate loans[4]	726	604	644	690	866	1,156
Total Model ECL	3,712	3,490	3,582	3,678	3,942	4,324

Reconciliation to total ECL	£m
Total weighted model ECL	3,712
ECL from individually assessed exposures[4]	329
ECL from benchmarked exposures and others	103
ECL from debt securities at amortised cost	20
ECL from held for sale assets (co-branded card portfolio)	(282)
ECL from post model management adjustments[5]	(22)
Of which: ECL from economic uncertainty adjustments	—
Total ECL	3,860
Notes
1.Model exposure and ECL reported within Retail credit cards and Retail Other excludes the German consumer finance business, sale of which completed after the balance sheet date. Model exposure and ECL reported within Retail credit cards and Corporate loans continue to include a co-branded card portfolio, as the sale is expected to close in 2026.
2.Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for
Barclays reported impairment allowance. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
3.Model exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2024 and not on the macroeconomic scenario.
4.Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £329m is reported as an individually assessed impairment in the reconciliation table.
5.Includes negative operational management adjustments.

Disclosure of concentrations of credit risk by industry and geography	Credit risk concentration by Industry and Geography (audited)

Loans and advances at amortised cost net of impairment allowance
Industry	Geography
	United Kingdom	Americas	Europe	Others	Total
Barclays Bank Group
As at 31 December 2025	£m	£m	£m	£m	£m
Agriculture, Food and Forest Products	61	—	74	—	135
Mining and Quarrying	679	357	221	8	1,265
Manufacturing	3,500	1,150	760	361	5,771
Government and central bank	156	—	118	478	752
Banks	1,151	3,435	1,719	2,731	9,036
Energy and water	2,176	1,068	294	324	3,862
Materials and Building	13,376	2,414	397	365	16,552
Wholesale and retail distribution and leisure	6,085	675	251	509	7,520
Transport and storage	693	344	205	125	1,367
Home Loans	2,948	116	832	1,056	4,952
Business and other services	12,163	5,610	4,024	1,405	23,202
Other Financial Institutions	9,482	30,760	8,630	2,845	51,717
Cards, unsecured loans and other personal lending	1,404	20,942	1,409	900	24,655
Total loans and advances at amortised cost	53,874	66,871	18,934	11,107	150,786
Debt securities at amortised cost	18,176	18,854	17,250	873	55,153
Total loans and advances at amortised cost including debt	72,050	85,725	36,184	11,980	205,939
Contingent liabilities	6,780	12,320	5,084	1,544	25,728
Loan commitments	49,003	239,882	35,550	9,661	334,096
Total off-balance sheet[1]	55,783	252,202	40,634	11,205	359,824

As at 31 December 2024
Agriculture, Food and Forest Products	112	—	—	—	112
Mining and Quarrying	506	709	189	—	1,404
Manufacturing	3,168	1,418	828	349	5,763
Government and central bank	220	—	2	342	564
Banks	1,212	3,573	1,286	2,707	8,778
Energy and water	2,067	401	203	287	2,958
Materials and Building	11,255	2,815	399	218	14,687
Wholesale and retail distribution and leisure	5,931	831	294	616	7,672
Transport and storage	519	421	300	96	1,336
Home Loans	3,079	110	899	868	4,956
Business and other services	11,846	5,196	3,646	1,031	21,719
Other Financial Institutions	10,655	30,788	7,226	2,542	51,211
Cards, unsecured loans and other personal lending	1,826	20,081	993	767	23,667
Total loans and advances at amortised cost	52,396	66,343	16,265	9,823	144,827
Debt securities at amortised cost	15,822	18,062	15,123	1,220	50,227
Total loans and advances at amortised cost including debt	68,218	84,405	31,388	11,043	195,054
Contingent liabilities	6,442	10,742	5,514	2,879	25,577
Loan commitments	46,590	243,612	39,864	8,361	338,427
Total off-balance sheet[1]	53,032	254,354	45,378	11,240	364,004
Note
1The Off-balance sheet contingent liabilities and loan commitments excludes the fair value balance of £22,197m in 2025 (2024: £16,338m) and includes exposures relating to financial assets classified as assets held for sale.
Disclosure of Balance Sheet credit quality

Balance sheet credit quality (audited)
	PD Range				PD Range
Barclays Bank Group	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2025	£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks	208,544	—	—	208,544	100	—	—	100
Cash collateral and settlement balances	111,541	12,970	8	124,519	90	10	—	100
Loans and advances at amortised cost
Retail mortgages	4,662	138	152	4,952	94	3	3	100
Retail credit cards	5,933	13,141	1,453	20,527	29	64	7	100
Retail other	3,605	424	99	4,128	88	10	2	100
Corporate loans	98,665	19,129	3,385	121,179	81	16	3	100
Total loans and advances at amortised cost	112,865	32,832	5,089	150,786	75	22	3	100
Debt securities at amortised cost	54,760	333	60	55,153	99	1	—	100
Reverse repurchase agreements and other similar secured lending	15,712	1,950	—	17,662	89	11	—	100
Trading portfolio assets:
Debt securities	79,405	14,144	491	94,040	84	15	1	100
Traded loans	5,339	5,241	1,669	12,249	43	43	14	100
Total trading portfolio assets	84,744	19,385	2,160	106,289	80	18	2	100
Financial assets at fair value through the income statement:
Loans and advances	26,317	20,026	542	46,885	56	43	1	100
Debt securities	1,937	930	254	3,121	62	30	8	100
Reverse repurchase agreements	96,968	35,131	501	132,600	73	27	—	100
Other financial assets	41	19	—	60	68	32	—	100
Total financial assets at fair value through the income statement	125,263	56,106	1,297	182,666	68	31	1	100
Derivative financial instruments	237,139	14,617	436	252,192	94	6	—	100
Financial assets at fair value through other comprehensive income	42,756	62	—	42,818	100	—	—	100
Other assets	566	56	2	624	91	9	—	100
Assets held for sale	2,461	3,130	210	5,801	42	54	4	100
Total on-balance sheet	996,351	141,441	9,262	1,147,054	87	12	1	100

Balance sheet credit quality (audited)
	PD Range				PD Range
Barclays Bank Group	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2024	£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks	180,365	—	—	180,365	100	—	—	100
Cash collateral and settlement balances	98,590	15,371	26	113,987	87	13	—	100
Loans and advances at amortised cost
Retail mortgages	4,524	153	279	4,956	91	3	6	100
Retail credit cards	7,488	11,063	1,198	19,749	38	56	6	100
Retail other	3,217	503	198	3,918	82	13	5	100
Corporate loans	93,324	19,893	2,987	116,204	80	17	3	100
Total loans and advances at amortised cost	108,553	31,612	4,662	144,827	75	22	3	100
Debt securities at amortised cost	49,888	339	—	50,227	99	1	—	100
Reverse repurchase agreements and other similar secured lending	1,625	1,768	—	3,393	48	52	—	100
Trading portfolio assets:
Debt securities	65,785	11,478	542	77,805	84	15	1	100
Traded loans	2,543	7,442	3,485	13,470	19	55	26	100
Total trading portfolio assets	68,328	18,920	4,027	91,275	75	21	4	100
Financial assets at fair value through the income statement:
Loans and advances	24,252	19,357	573	44,182	55	44	1	100
Debt securities	1,722	1,156	53	2,931	59	39	2	100
Reverse repurchase agreements	103,589	37,565	637	141,791	73	27	—	100
Other financial assets	63	22	—	85	74	26	—	100
Total financial assets at fair value through the income statement	129,626	58,100	1,263	188,989	68	31	1	100
Derivative financial instruments	274,058	18,104	194	292,356	94	6	—	100
Financial assets at fair value through other comprehensive income	50,960	50	—	51,010	100	—	—	100
Other assets	594	68	3	665	90	10	—	100
Assets held for sale	1,178	8,235	131	9,544	12	87	1	100
Total on-balance sheet	963,765	152,567	10,306	1,126,638	85	14	1	100

Disclosure of analysis of credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments
The below tables represent credit risk profiles by PD grade for loans and advances at amortised cost, contingent liabilities and loan commitments.
Stage 1 higher risk assets, presented gross of associated collateral held, are of weaker credit quality but have not significantly deteriorated since origination.
IFRS 9 Stage 1 and Stage 2 classification is not dependent solely on the absolute probability of default but on elements that determine a significant increase in credit risk, including relative movement in probability of default since initial recognition.
There is therefore no direct relationship between credit quality and IFRS 9 stage classification.

Credit risk profile by internal PD grade for retail mortgages (audited)
As at 31 December 2025			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—
6-8	0.15 to <0.30%	Strong	7	—	—	7	—	—	—	—	7	—
9-11	0.30 to <0.60%	Strong	4,664	—	—	4,664	9	—	—	9	4,655	0.2
12-14	0.60 to <2.15%	Satisfactory	2	1	—	3	—	—	—	—	3	—
15-19	2.15 to <11.35%	Satisfactory	1	134	—	135	—	—	—	—	135	—
20-21	11.35 to <100%	Higher Risk	—	1	—	1	—	—	—	—	1	—
22	100%	Credit Impaired	—	—	175	175	—	—	24	24	151	13.7
Total			4,674	136	175	4,985	9	—	24	33	4,952	0.7

Credit risk profile by internal PD grade for retail credit cards[3] (audited)
As at 31 December 2025			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	1,216	37	—	1,253	40	23	—	63	1,190	5.0
4-5	0.05 to <0.15%	Strong	580	—	—	580	1	—	—	1	579	0.2
6-8	0.15 to <0.30%	Strong	1,468	—	—	1,468	3	—	—	3	1,465	0.2
9-11	0.30 to <0.60%	Strong	2,710	1	—	2,711	12	—	—	12	2,699	0.4
12-14	0.60 to <2.15%	Satisfactory	6,091	42	—	6,133	74	4	—	78	6,055	1.3
15-19	2.15 to <11.35%	Satisfactory	6,414	1,099	—	7,513	231	196	—	427	7,086	5.7
20-21	11.35 to <100%	Higher Risk	322	1,357	—	1,679	34	573	—	607	1,072	36.2
22	100%	Credit Impaired	—	—	1,776	1,776	—	—	1,395	1,395	381	78.5
Total			18,801	2,536	1,776	23,113	395	796	1,395	2,586	20,527	11.2

Credit risk profile by internal PD grade for retail other (audited)
As at 31 December 2025			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	12	—	—	12	—	—	—	—	12	—
6-8	0.15 to <0.30%	Strong	33	—	—	33	—	—	—	—	33	—
9-11	0.30 to <0.60%	Strong	3,564	—	—	3,564	4	—	—	4	3,560	0.1
12-14	0.60 to <2.15%	Satisfactory	109	2	—	111	2	—	—	2	109	1.8
15-19	2.15 to <11.35%	Satisfactory	69	249	—	318	1	2	—	3	315	0.9
20-21	11.35 to <100%	Higher Risk	1	14	—	15	—	3	—	3	12	20.0
22	100%	Credit Impaired	—	—	107	107	—	—	20	20	87	18.7
Total			3,788	265	107	4,160	7	5	20	32	4,128	0.8

Credit risk profile by internal PD grade for corporate loans[3] (audited)
As at 31 December 2025			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	43,832	403	—	44,235	4	5	—	9	44,226	—
4-5	0.05 to <0.15%	Strong	23,738	40	—	23,778	6	—	—	6	23,772	—
6-8	0.15 to <0.30%	Strong	13,854	394	—	14,248	12	4	—	16	14,232	0.1
9-11	0.30 to <0.60%	Strong	15,915	551	—	16,466	27	1	—	28	16,438	0.2
12-14	0.60 to <2.15%	Satisfactory	12,160	2,725	—	14,885	47	30	—	77	14,808	0.5
15-19	2.15 to <11.35%	Satisfactory	2,020	2,411	—	4,431	40	70	—	110	4,321	2.5
20-21	11.35 to <100%	Higher Risk	110	1,632	—	1,742	5	125	—	130	1,612	7.5
22	100%	Credit Impaired	—	—	2,360	2,360	—	—	590	590	1,770	25.0
Total			111,629	8,156	2,360	122,145	141	235	590	966	121,179	0.8

Credit risk profile by internal PD grade for loans and advances at amortised cost[3] (audited)
As at 31 December 2025			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	45,048	440	—	45,488	44	28	—	72	45,416	0.2
4-5	0.05 to <0.15%	Strong	24,330	40	—	24,370	7	—	—	7	24,363	—
6-8	0.15 to <0.30%	Strong	15,362	394	—	15,756	15	4	—	19	15,737	0.1
9-11	0.30 to <0.60%	Strong	26,853	552	—	27,405	52	1	—	53	27,352	0.2
12-14	0.60 to <2.15%	Satisfactory	18,362	2,770	—	21,132	123	34	—	157	20,975	0.7
15-19	2.15 to <11.35%	Satisfactory	8,504	3,893	—	12,397	272	268	—	540	11,857	4.4
20-21	11.35 to <100%	Higher Risk	433	3,004	—	3,437	39	701	—	740	2,697	21.5
22	100%	Credit Impaired	—	—	4,418	4,418	—	—	2,029	2,029	2,389	45.9
Total			138,892	11,093	4,418	154,403	552	1,036	2,029	3,617	150,786	2.3

Credit risk profile by internal PD grade for retail mortgages (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	4	—	—	4	—	—	—	—	4	—
6-8	0.15 to <0.30%	Strong	2	—	—	2	—	—	—	—	2	—
9-11	0.30 to <0.60%	Strong	4,526	—	—	4,526	8	—	—	8	4,518	0.2
12-14	0.60 to <2.15%	Satisfactory	4	1	—	5	—	—	—	—	5	—
15-19	2.15 to <11.35%	Satisfactory	1	148	—	149	—	1	—	1	148	0.7
20-21	11.35 to <100%	Higher Risk	—	1	—	1	—	—	—	—	1	—
22	100%	Credit Impaired	—	—	310	310	—	—	32	32	278	10.3
Total			4,537	150	310	4,997	8	1	32	41	4,956	0.8

Credit risk profile by internal PD grade for retail credit cards[3] (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	1	—	—	1	—	—	—	—	1	—
4-5	0.05 to <0.15%	Strong	565	—	—	565	1	—	—	1	564	0.2
6-8	0.15 to <0.30%	Strong	2,562	2	—	2,564	7	—	—	7	2,557	0.3
9-11	0.30 to <0.60%	Strong	4,384	4	—	4,388	22	—	—	22	4,366	0.5
12-14	0.60 to <2.15%	Satisfactory	2,905	117	—	3,022	37	9	—	46	2,976	1.5
15-19	2.15 to <11.35%	Satisfactory	7,018	1,578	—	8,596	242	267	—	509	8,087	5.9
20-21	11.35 to <100%	Higher Risk	194	1,252	—	1,446	25	531	—	556	890	38.5
22	100%	Credit Impaired	—	—	1,724	1,724	—	—	1,416	1,416	308	82.1
Total			17,629	2,953	1,724	22,306	334	807	1,416	2,557	19,749	11.5

Credit risk profile by internal PD grade for retail other (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	6	—	—	6	—	—	—	—	6	—
6-8	0.15 to <0.30%	Strong	17	—	—	17	—	—	—	—	17	—
9-11	0.30 to <0.60%	Strong	3,199	—	—	3,199	5	—	—	5	3,194	0.2
12-14	0.60 to <2.15%	Satisfactory	65	1	—	66	—	—	—	—	66	—
15-19	2.15 to <11.35%	Satisfactory	41	396	—	437	—	—	—	—	437	—
20-21	11.35 to <100%	Higher Risk	1	7	—	8	—	1	—	1	7	12.5
22	100%	Credit Impaired	—	—	216	216	—	—	25	25	191	11.6
Total			3,329	404	216	3,949	5	1	25	31	3,918	0.8

Credit risk profile by internal PD grade for corporate loans[3] (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grade	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	43,318	122	3	43,443	4	—	2	6	43,437	—
4-5	0.05 to <0.15%	Strong	21,947	145	—	22,092	8	—	—	8	22,084	—
6-8	0.15 to <0.30%	Strong	11,392	566	—	11,958	8	2	—	10	11,948	0.1
9-11	0.30 to <0.60%	Strong	15,549	326	—	15,875	18	2	—	20	15,855	0.1
12-14	0.60 to <2.15%	Satisfactory	12,017	2,988	—	15,005	49	20	—	69	14,936	0.5
15-19	2.15 to <11.35%	Satisfactory	2,854	2,243	—	5,097	50	90	—	140	4,957	2.7
20-21	11.35 to <100%	Higher Risk	117	1,757	—	1,874	7	140	—	147	1,727	7.8
22	100%	Credit Impaired	—	—	1,651	1,651	—	—	391	391	1,260	23.7
Total			107,194	8,147	1,654	116,995	144	254	393	791	116,204	0.7

Credit risk profile by internal PD grade for loans and advances at amortised cost[3] (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grade	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	43,319	122	3	43,444	4	—	2	6	43,438	—
4-5	0.05 to <0.15%	Strong	22,522	145	—	22,667	9	—	—	9	22,658	—
6-8	0.15 to <0.30%	Strong	13,973	568	—	14,541	15	2	—	17	14,524	0.1
9-11	0.30 to <0.60%	Strong	27,658	330	—	27,988	53	2	—	55	27,933	0.2
12-14	0.60 to <2.15%	Satisfactory	14,991	3,107	—	18,098	86	29	—	115	17,983	0.6
15-19	2.15 to <11.35%	Satisfactory	9,914	4,365	—	14,279	292	358	—	650	13,629	4.6
20-21	11.35 to <100%	Higher Risk	312	3,017	—	3,329	32	672	—	704	2,625	21.1
22	100%	Credit Impaired	—	—	3,901	3,901	—	—	1,864	1,864	2,037	47.8
Total			132,689	11,654	3,904	148,247	491	1,063	1,866	3,420	144,827	2.3

Credit risk profile by internal PD grade for contingent liabilities[1] (audited)
As at 31 December 2025			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grade	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	10,096	—	—	10,096	1	—	—	1	10,095	—
4-5	0.05 to <0.15%	Strong	3,920	178	—	4,098	2	—	—	2	4,096	—
6-8	0.15 to <0.30%	Strong	3,645	5	—	3,650	2	—	—	2	3,648	0.1
9-11	0.30 to <0.60%	Strong	2,025	92	—	2,117	3	—	—	3	2,114	0.1
12-14	0.60 to <2.15%	Satisfactory	2,773	230	—	3,003	12	3	—	15	2,988	0.5
15-19	2.15 to <11.35%	Satisfactory	1,163	690	—	1,853	15	16	—	31	1,822	1.7
20-21	11.35 to <100%	Higher Risk	85	710	—	795	1	83	—	84	711	10.6
22	100%	Credit Impaired	—	—	116	116	—	—	23	23	93	19.8
Total			23,707	1,905	116	25,728	36	102	23	161	25,567	0.6

Credit risk profile by internal PD grade for contingent liabilities[1] (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	9,351	310	—	9,661	1	1	—	2	9,659	—
4-5	0.05 to <0.15%	Strong	4,934	—	—	4,934	2	—	—	2	4,932	—
6-8	0.15 to <0.30%	Strong	2,717	391	—	3,108	2	—	—	2	3,106	0.1
9-11	0.30 to <0.60%	Strong	2,177	119	—	2,296	4	—	—	4	2,292	0.2
12-14	0.60 to <2.15%	Satisfactory	2,309	563	—	2,872	12	7	—	19	2,853	0.7
15-19	2.15 to <11.35%	Satisfactory	730	937	—	1,667	21	36	—	57	1,610	3.4
20-21	11.35 to <100%	Higher Risk	29	515	—	544	—	82	—	82	462	15.1
22	100%	Credit Impaired	—	—	495	495	—	—	16	16	479	3.2
Total			22,247	2,835	495	25,577	42	126	16	184	25,393	0.7

Credit risk profile by internal PD grade for loan commitments[1,2] (audited)
As at 31 December 2025			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to < 0.05%	Strong	90,723	204	—	90,927	4	—	—	4	90,923	—
4-5	0.05 to < 0.15%	Strong	75,414	776	—	76,190	6	—	—	6	76,184	—
6-8	0.15 to < 0.30%	Strong	50,189	656	—	50,845	6	—	—	6	50,839	—
9-11	0.30 to < 0.60%	Strong	49,560	494	—	50,054	7	—	—	7	50,047	—
12-14	0.60 to < 2.15%	Satisfactory	41,798	2,402	—	44,200	34	27	—	61	44,139	0.1
15-19	2.15 to < 11.35%	Satisfactory	12,874	4,418	—	17,292	35	40	—	75	17,217	0.4
20-21	11.35 to < 100%	Higher Risk	560	3,463	—	4,023	3	65	—	68	3,955	1.7
22	100%	Credit Impaired	—	—	565	565	—	—	10	10	555	1.8
Total			321,118	12,413	565	334,096	95	132	10	237	333,859	0.1

Credit risk profile by internal PD grade for loan commitments[1,2] (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to < 0.05%	Strong	86,137	320	—	86,457	3	—	—	3	86,454	—
4-5	0.05 to < 0.15%	Strong	68,407	93	—	68,500	8	—	—	8	68,492	—
6-8	0.15 to < 0.30%	Strong	56,893	951	—	57,844	12	1	—	13	57,831	—
9-11	0.30 to < 0.60%	Strong	54,576	736	—	55,312	19	1	—	20	55,292	—
12-14	0.60 to < 2.15%	Satisfactory	45,417	2,710	—	48,127	31	11	—	42	48,085	0.1
15-19	2.15 to < 11.35%	Satisfactory	11,878	5,779	—	17,657	39	45	—	84	17,573	0.5
20-21	11.35 to < 100%	Higher Risk	643	3,406	—	4,049	1	56	—	57	3,992	1.4
22	100%	Credit Impaired	—	—	481	481	—	—	9	9	472	1.9
Total			323,951	13,995	481	338,427	113	114	9	236	338,191	0.1
Notes
1Excludes loan commitments and financial guarantees carried at fair value of £22.2bn (2024: £16.3bn) for Barclays Bank Group.
2Reported loan commitments also include exposures relating to financial assets classified as assets held for sale.
3Exposures reported within Retail credit card and Corporate loans does not include a co-branded card portfolio which is classified as assets held for sale.

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - US (audited)
As at 31 December 2025			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	165	—	—	165	—	—	—	—	165	—
6-8	0.15 to <0.30%	Strong	953	—	—	953	3	—	—	3	950	0.3
9-11	0.30 to <0.60%	Strong	1,351	1	—	1,352	6	—	—	6	1,346	0.4
12-14	0.60 to <2.15%	Satisfactory	1,795	5	—	1,800	18	—	—	18	1,782	1.0
15-19	2.15 to <11.35%	Satisfactory	1,149	226	—	1,375	34	35	—	69	1,306	5.0
20-21	11.35 to <100%	Higher Risk	55	234	—	289	4	89	—	93	196	32.2
22	100%	Credit Impaired	—	—	54	54	—	—	44	44	10	81.5
Total			5,468	466	54	5,988	65	124	44	233	5,755	3.9

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - Germany (audited)
As at 31 December 2025			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—
6-8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—
9-11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—
12-14	0.60 to <2.15%	Satisfactory	—	—	—	—	—	—	—	—	—	—
15-19	2.15 to <11.35%	Satisfactory	—	—	—	—	—	—	—	—	—	—
20-21	11.35 to <100%	Higher Risk	—	—	—	—	—	—	—	—	—	—
22	100%	Credit Impaired	—	—	—	—	—	—	—	—	—	—
Total			—	—	—	—	—	—	—	—	—	—

Credit risk profile by internal PD grade classified as assets held for sale for Retail other - Germany (audited)
As at 31 December 2025			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—
6-8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—
9-11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—
12-14	0.60 to <2.15%	Satisfactory	—	—	—	—	—	—	—	—	—	—
15-19	2.15 to <11.35%	Satisfactory	—	—	—	—	—	—	—	—	—	—
20-21	11.35 to <100%	Higher Risk	—	—	—	—	—	—	—	—	—	—
22	100%	Credit Impaired	—	—	—	—	—	—	—	—	—	—
Total			—	—	—	—	—	—	—	—	—	—

Credit risk profile by internal PD grade classified as assets held for sale for Corporate loans - US (audited)
As at 31 December 2025			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—
6-8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—
9-11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—
12-14	0.60 to <2.15%	Satisfactory	2	—	—	2	—	—	—	—	2	—
15-19	2.15 to <11.35%	Satisfactory	41	—	—	41	1	—	—	1	40	2.4
20-21	11.35 to <100%	Higher Risk	—	6	—	6	—	2	—	2	4	33.3
22	100%	Credit Impaired	—	—	—	—	—	—	—	—	—	—
Total			43	6	—	49	1	2	—	3	46	6.1

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - US (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—
6-8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—
9-11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—
12-14	0.60 to <2.15%	Satisfactory	5,495	—	—	5,495	64	—	—	64	5,431	1.2
15-19	2.15 to <11.35%	Satisfactory	—	689	—	689	—	161	—	161	528	23.4
20-21	11.35 to <100%	Higher Risk	—	—	—	—	—	—	—	—	—	—
22	100%	Credit Impaired	—	—	57	57	—	—	46	46	11	80.7
Total			5,495	689	57	6,241	64	161	46	271	5,970	4.3

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - Germany (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	62	—	—	62	—	—	—	—	62	—
4-5	0.05 to <0.15%	Strong	289	—	—	289	1	—	—	1	288	0.3
6-8	0.15 to <0.30%	Strong	152	—	—	152	1	—	—	1	151	0.7
9-11	0.30 to <0.60%	Strong	250	—	—	250	1	—	—	1	249	0.4
12-14	0.60 to <2.15%	Satisfactory	928	5	—	933	9	—	—	9	924	1.0
15-19	2.15 to <11.35%	Satisfactory	227	229	—	456	6	15	—	21	435	4.6
20-21	11.35 to <100%	Higher Risk	—	73	—	73	—	14	—	14	59	19.2
22	100%	Credit Impaired	—	—	93	93	—	—	69	69	24	74.2
Total			1,908	307	93	2,308	18	29	69	116	2,192	5.0

Credit risk profile by internal PD grade classified as assets held for sale for Retail other - Germany (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	1	—	—	1	—	—	—	—	1	—
4-5	0.05 to <0.15%	Strong	25	—	—	25	—	—	—	—	25	—
6-8	0.15 to <0.30%	Strong	110	—	—	110	—	—	—	—	110	—
9-11	0.30 to <0.60%	Strong	294	—	—	294	1	—	—	1	293	0.3
12-14	0.60 to <2.15%	Satisfactory	534	17	—	551	6	4	—	10	541	1.8
15-19	2.15 to <11.35%	Satisfactory	170	182	—	352	9	22	—	31	321	8.8
20-21	11.35 to <100%	Higher Risk	—	21	—	21	—	7	—	7	14	33.3
22	100%	Credit Impaired	—	—	71	71	—	—	48	48	23	67.6
Total			1,134	220	71	1,425	16	33	48	97	1,328	6.8

Credit risk profile by internal PD grade classified as assets held for sale for Corporate loans - US (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grade	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—
6-8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—
9-11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—
12-14	0.60 to <2.15%	Satisfactory	49	—	—	49	1	—	—	1	48	2.0
15-19	2.15 to <11.35%	Satisfactory	—	9	—	9	—	3	—	3	6	33.3
20-21	11.35 to <100%	Higher Risk	—	—	—	—	—	—	—	—	—	—
22	100%	Credit Impaired	—	—	1	1	—	—	1	1	—	100.0
Total			49	9	1	59	1	3	1	5	54	8.5

Disclosure of loans and advances to customers classified as assets held for sale	Loans and advances by product

Loans and advances to customers classified as assets held for sale (audited)
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 31 December 2025	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards - US	5,468	65	1.2	466	124	26.6	54	44	81.5	5,988	233	3.9
Retail credit cards - Germany	—	—	—	—	—	—	—	—	—	—	—	—
Retail other - Germany	—	—	—	—	—	—	—	—	—	—	—	—
Corporate loans - US	43	1	2.3	6	2	33.3	—	—	—	49	3	6.1
Total	5,511	66	1.2	472	126	26.7	54	44	81.5	6,037	236	3.9

As at 31 December 2024
Retail credit cards - US	5,495	64	1.2	689	161	23.4	57	46	80.7	6,241	271	4.3
Retail credit cards - Germany	1,908	18	0.9	307	29	9.4	93	69	74.2	2,308	116	5.0
Retail other - Germany	1,134	16	1.4	220	33	15.0	71	48	67.6	1,425	97	6.8
Corporate loans - US	49	1	2.0	9	3	33.3	1	1	100.0	59	5	8.5
Total	8,586	99	1.2	1,225	226	18.4	222	164	73.9	10,033	489	4.9

Barclays Bank Group	2025	2024
Assets included in disposal groups classified as held for sale	£m	£m
As at 31 December
Loans and advances to customers	5,801	9,544
Intangible assets	11	25
Property, plant and equipment	—	24
Other assets	120	261
Total assets classified as held for sale	5,932	9,854

Liabilities included in disposal groups classified as held for sale
As at 31 December
Deposits from customers	—	3,647
Other liabilities	—	77
Provisions	—	2
Total liabilities classified as held for sale	—	3,726

Net assets classified as held for sale	5,932	6,128

Disclosure of management Value at Risk	The daily average, high and low values of management VaR

Management VaR (95%, one day) (audited)
	2025			2024
For the year ended 31 December 2025	Average	High	Low	Average	High	Low
	£m	£m	£m	£m	£m	£m
Credit risk	15	21	11	21	27	17
Interest rate risk	15	25	5	15	25	6
Equity risk	7	14	4	6	12	2
Basis risk	6	9	4	5	8	4
Spread risk	5	7	3	5	7	3
Foreign exchange risk	4	7	2	4	9	2
Commodity risk	—	1	—	—	1	—
Inflation risk	5	8	3	4	5	2
Diversification effect[1]	(39)	n/a	n/a	(34)	n/a	n/a
Total management VaR	18	31	9	26	36	15
Note
1Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Disclosure of contractual maturity of financial assets and liabilities	The table below provides detail on the contractual maturity of all financial instruments and other assets and liabilities.
Derivatives (other than those designated in a hedging relationship) and trading portfolio assets and liabilities are included in the ‘not more than one month’ column at their fair value. Liquidity risk on these items is not managed on the basis of contractual maturity since these items are not held for settlement according to such maturity and will frequently be settled before contractual maturity at fair value. Derivatives designated in a hedging relationship are included according to their contractual maturity.
Open-dated financial assets and liabilities are included within 'not more than one month' due to the availability of withdrawals or redemptions at any time, without notice.

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
As at 31 December 2025	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	208,544	—	—	—	—	—	—	208,544
Cash collateral and settlement balances	81,419	43,100	—	—	—	—	—	124,519
Debt Securities at amortised cost	390	5,136	1,776	2,845	15,124	13,303	16,579	55,153
Loans and advances at amortised cost to banks and customers	21,922	5,264	6,166	17,893	47,981	26,901	24,659	150,786
Reverse repurchase agreements and other similar secured lending	10,866	338	520	406	1,971	2,816	745	17,662
Trading portfolio assets	189,743	—	—	—	—	—	—	189,743
Financial assets at fair value through the income statement	145,326	13,635	4,503	4,130	10,756	3,639	3,013	185,002
Derivative financial instruments	250,286	144	201	227	959	302	73	252,192
Financial assets at fair value through other comprehensive income	1,357	1,303	133	277	3,527	11,748	24,473	42,818
Assets included in disposal groups classified as held for sale	—	—	5,932	—	—	—	—	5,932
Other financial assets	379	41	198	1	5	—	—	624
Total financial assets	910,232	68,961	19,429	25,779	80,323	58,709	69,542	1,232,975
Other assets								12,498
Total assets								1,245,473
Liabilities
Deposits at amortised cost from bank and customers	255,232	35,395	31,417	18,639	3,204	543	321	344,751
Cash collateral and settlement balances	84,062	32,749	—	—	—	—	—	116,811
Repurchase agreements and other similar secured borrowing	8,790	4,507	321	626	4,407	—	—	18,651
Debt securities in issue	2,387	10,732	22,206	13,052	2,063	2,263	4,526	57,229
Subordinated liabilities	1,356	—	1,015	400	12,266	8,265	21,937	45,239
Trading portfolio liabilities	56,829	—	—	—	—	—	—	56,829
Financial liabilities designated at fair value	161,887	30,221	16,489	14,172	31,398	19,691	19,669	293,527
Derivative financial instruments	240,179	22	53	13	206	83	201	240,757
Liabilities included in disposal groups classified as held for sale	—	—	—	—	—	—	—	—
Other financial liabilities	4,283	3	9	19	76	55	453	4,898
Total financial liabilities	815,005	113,629	71,510	46,921	53,620	30,900	47,107	1,178,692
Other liabilities								4,468
Total liabilities								1,183,160

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
As at 31 December 2024	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	180,365	—	—	—	—	—	—	180,365
Cash collateral and settlement balances	76,805	37,182	—	—	—	—	—	113,987
Debt securities at amortised cost	233	352	1,710	1,194	15,393	11,921	19,424	50,227
Loans and advances at amortised cost to banks and customers	22,523	5,207	7,067	16,544	45,701	22,641	25,144	144,827
Reverse repurchase agreements and other similar secured lending	299	37	292	110	1,675	980	—	3,393
Trading portfolio assets	166,244	—	—	—	—	—	—	166,244
Financial assets at fair value through the income statement	152,022	11,628	4,467	4,471	10,082	6,099	3,076	191,845
Derivative financial instruments	291,580	19	333	—	268	23	133	292,356
Financial assets at fair value through other comprehensive income	1,421	1,002	110	233	5,747	12,147	30,350	51,010
Assets included in disposal groups classified as held for sale	—	3,710	—	—	6,144	—	—	9,854
Other financial assets	499	22	126	17	1	—	—	665
Total financial assets	891,991	59,159	14,105	22,569	85,011	53,811	78,127	1,204,773
Other assets								13,751
Total assets								1,218,524
Liabilities
Deposits at amortised cost from banks and customers	240,546	33,576	27,124	12,752	3,481	1,296	601	319,376
Cash collateral and settlement balances	75,019	29,608	—	—	—	—	—	104,627
Repurchase agreements and other similar secured borrowing	18,522	1,823	84	3,931	3,702	1,335	—	29,397
Debt securities in issue	2,912	15,264	5,859	3,469	713	2,164	5,422	35,803
Subordinated liabilities	—	818	75	80	11,431	6,444	23,027	41,875
Trading portfolio liabilities	56,182	—	—	—	—	—	—	56,182
Financial liabilities designated at fair value	156,917	23,502	16,742	15,331	28,332	19,087	19,866	279,777
Derivative financial instruments	278,657	27	18	—	185	255	189	279,331
Liabilities included in disposal groups classified as held for sale	—	3,726	—	—	—	—	—	3,726
Other financial liabilities	4,333	4	9	19	71	40	392	4,868
Total financial liabilities	833,088	108,348	49,911	35,582	47,915	30,621	49,497	1,154,962
Other liabilities								4,342
Total liabilities								1,159,304

Disclosure of contractual maturity of financial liabilities - undiscounted	The following table presents the cash flows payable by the Barclays Bank Group under financial liabilities by remaining contractual maturities at the balance sheet date. The amounts disclosed in the table are the contractual undiscounted cash flows of all financial liabilities (i.e. nominal values).
The balances in the below table do not agree directly to the balances in the consolidated balance sheet as the table incorporates all cash flows, on an undiscounted basis, related to both principal as well as those associated with all future coupon payments.
Derivative financial instruments held for trading and trading portfolio liabilities are included in the 'not more than one month'
column at their fair value. Open-dated financial liabilities are also included within 'not more than one month'.

Contractual maturity of financial liabilities - undiscounted (audited)

	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2025
Deposits at amortised cost from banks and customers	255,034	35,765	31,757	19,049	3,422	614	579	346,220
Cash collateral and settlement balances	84,076	32,910	—	—	—	—	295	117,281
Repurchase agreements and other similar secured borrowing	8,801	4,520	322	637	4,562	—	—	18,842
Debt securities in issue	2,393	10,789	22,489	13,366	2,243	2,573	7,618	61,471
Subordinated liabilities	1,358	—	1,025	418	12,727	9,210	33,626	58,364
Trading portfolio liabilities	56,829	—	—	—	—	—	—	56,829
Financial liabilities designated at fair value	161,975	30,387	16,677	14,449	32,838	21,670	32,683	310,679
Derivative financial instruments	240,179	23	54	13	223	94	398	240,984
Liabilities included in disposal groups classified as held for sale	—	—	—	—	—	—	—	—
Other financial liabilities	4,284	8	16	35	134	108	3,513	8,098
Total financial liabilities	814,929	114,402	72,340	47,967	56,149	34,269	78,712	1,218,768

As at 31 December 2024
Deposits at amortised cost from banks and customers	240,695	33,769	27,410	13,059	3,687	1,531	762	320,913
Cash collateral and settlement balances	75,021	29,780	—	—	—	—	—	104,801
Repurchase agreements and other similar secured borrowing	18,542	1,832	84	4,065	3,892	1,508	—	29,923
Debt securities in issue	2,920	15,360	5,930	3,579	745	2,558	8,714	39,806
Subordinated liabilities	—	824	75	80	11,955	7,036	34,922	54,892
Trading portfolio liabilities	56,182	—	—	—	—	—	—	56,182
Financial liabilities designated at fair value	157,090	23,676	16,971	15,713	30,014	21,471	34,087	299,022
Derivative financial instruments	278,662	27	18	—	197	298	402	279,604
Liabilities included in disposal groups classified as held for sale	—	3,726	—	—	—	—	—	3,726
Other financial liabilities	4,335	10	18	35	127	86	3,680	8,291
Total financial liabilities	833,447	109,004	50,506	36,531	50,617	34,488	82,567	1,197,160

Disclosure of maturity analysis of off-balance sheet commitments given

Maturity analysis of off-balance sheet commitments given (audited)

	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2025
Contingent liabilities and financial guarantees	26,631	—	1	1	—	—	—	26,633
Documentary credits and other short-term trade related transactions	1,103	—	—	—	—	—	—	1,103
Standby facilities, credit lines and other commitments[1]	354,202	—	—	—	63	17	3	354,285
Total off-balance sheet commitments given	381,936	—	1	1	63	17	3	382,021

As at 31 December 2024
Contingent liabilities and financial guarantees	26,541	22	1	1	—	—	—	26,565
Documentary credits and other short-term trade related transactions	1,432	1	—	—	—	—	—	1,433
Standby facilities, credit lines and other commitments[1]	352,276	—	—	—	68	—	—	352,344
Total off-balance sheet commitments given	380,249	23	1	1	68	—	—	380,342
Note
1. Includes exposures relating to financial assets classified as assets held for sale.
Disclosure of functional currency of the operation

Functional currency of operations (audited)

	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre- economic hedges	Other Equity instruments	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2025
USD	25,531	(2,914)	(2,141)	20,476	(5,450)	15,026
EUR	10,195	(3,018)	—	7,177	(1,310)	5,867
INR	1,486	—	(1,260)	226	—	226
JPY	544	(177)	—	367	—	367
Other	2,007	—	(918)	1,089	(1,127)	(38)
Total	39,763	(6,109)	(4,319)	29,335	(7,887)	21,448

As at 31 December 2024
USD	27,742	(4,644)	(2,229)	20,868	(5,846)	15,023
EUR	9,559	(2,729)	—	6,830	(265)	6,565
INR	1,400	—	(992)	408	—	408
JPY	628	(215)	—	413	—	413
Other	2,037	—	(792)	1,245	(849)	396
Total	41,366	(7,588)	(4,013)	29,764	(6,960)	22,805

Disclosure of net interest income sensitivity (AEaR) by currency and analysis of equity sensitivity

Net Interest Income sensitivity (AEaR) by currency (audited)	2025		2024

	+25 basis points	-25 basis points	+25 basis points	-25 basis points

Barclays Bank Group	£m	£m	£m	£m
GBP	4	(6)	27	(28)
USD	(41)	41	(29)	29
EUR	(5)	4	(6)	6
Other currencies	9	(8)	(3)	3
Total	(33)	31	(11)	10

Analysis of equity sensitivity (audited)	31 December 2025		31 December 2024

	+25 basis points	-25 basis points	+25 basis points	-25 basis points

Barclays Bank Group	£m	£m	£m	£m
Net interest income	(33)	31	(11)	10
Taxation effects on the above	8	(8)	2	(2)
Effect on profit for the year	(25)	23	(9)	8
As percentage of net profit after tax	(0.5%)	0.5%	(0.2%)	0.2%

Effect on profit for the year (per above)	(25)	23	(9)	8
Fair value through other comprehensive income reserve	(186)	193	(193)	200
Cash flow hedge reserve	(823)	823	(588)	588
Taxation effects on the above	283	(284)	219	(221)
Effect on equity	(751)	755	(571)	575
As percentage of equity	(1.2%)	1.2%	(1.0%)	1.0%